Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of cost of sales

Year ended December 31,	2025	2024
		Restated Notes 2, 24
Salaries, wages and benefits	$390,209	$342,693
Repair parts and consumable supplies	218,500	209,917
Subcontractor services	194,392	107,636
Equipment and component sales	51,812	46,317
Third-party equipment rentals	25,617	29,524
Fuel	9,451	13,410
Other	14,794	21,303
	$904,775	$770,800